Acquisitions, Dispositions and Other Transactions (Details) (USD $)	0 Months Ended	9 Months Ended				0 Months Ended		12 Months Ended				0 Months Ended						0 Months Ended					3 Months Ended			0 Months Ended		3 Months Ended	0 Months Ended
	Dec. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Jun. 18, 2013	May 31, 2013	Oct. 16, 2014 Subsequent event	Oct. 14, 2014 Subsequent event	Dec. 31, 2013 Common Stock	Jul. 09, 2014 Common Stock	Apr. 10, 2013 Common Stock	Dec. 31, 2012 Common Stock	Jun. 18, 2013 Rochon Capital	Aug. 24, 2012 Rochon Capital	Sep. 30, 2014 Rochon Capital	Dec. 31, 2013 Rochon Capital	Apr. 10, 2013 Rochon Capital	Oct. 10, 2014 Rochon Capital Subsequent event	Jun. 14, 2013 Convertible notes one The Tamala L. Longaberger Recoverable Trust	Mar. 14, 2014 Uppercase Living item	Mar. 14, 2014 UAI	Dec. 31, 2013 TLC	Mar. 18, 2013 TLC	Mar. 31, 2014 TLC ECO Business Park in Frazeysburg, Ohio	Jun. 30, 2014 TLC Swim Center	Sep. 30, 2014 TLC Other properties in ohio item	Mar. 18, 2013 TLC Convertible notes one	Mar. 18, 2013 TLC Promissory note	Jun. 30, 2014 Sale Leaseback Agreement TLC item	Jul. 31, 2014 Sale Leaseback Agreement TLC CFI	Jul. 31, 2014 Master Lease Agreement CFI
Acquisitions
Assumed seller's liabilities																			$ 512,195
Common stock issuable in consideration (in shares)																			12,725
Par value of common stock issuable in consideration (in dollars per share)		$ 0.0001	$ 0.0001					$ 0.0001			$ 0.0001								$ 0.0001
Fair value of common stock issuable in consideration																			96,706
Shares delivered to escrow account																			16,195
Fair value of shares delivered to escrow account																			123,081
Maximum duration of escrow account																			24 months
Number of contingent payments																			3
Contingent consideration payable in 2014 (as a percent)																			10.00%
Contingent consideration payable in 2015 (as a percent)																			10.00%
Contingent consideration payable in 2016 (as a percent)																			10.00%
Ownership interest acquired of the voting stock (as a percent)																						64.60%
Ownership interest acquired of all the stock (as a percent)																						51.70%
Amount of debt																										6,500,000	4,000,000
Common Stock issued upon conversion of the note								1,625,000										1,625,000
Consideration for repurchase of common stock to offset the shares issued to the Trust												0
Number of common stock repurchased to offset the shares issued to the Trust												1,625,000
Common stock, shares issued		24,396,195	24,356,989	24,385,617				24,356,989	5,316		24,385,617
Common stock, shares outstanding		24,396,195	24,356,989	24,385,617				24,356,989			24,385,617
Current assets:
Cash and cash equivalents			2,548,167																	2,000	84,062
Accounts receivable			885,352																	1,742	259,602
Inventory			22,945,944																	96,497	19,892,740
Total current assets			29,237,518																	100,239	21,310,824
Property, plant and equipment			28,761,687																	23,230	28,469,390
Goodwill		4,676,397	4,422,928																	469,065	0
Other assets			4,544,099																	16,366	3,946,570
Total assets			70,732,742																	608,900	53,726,784
Current liabilities:
Accounts payable - trade			8,538,830																	267,337	6,383,107
Accrued commissions			4,680,424																	79,003	204,042
Deferred revenue			4,328,890																	28,399	4,132,386
Other current liabilities			6,745,222																	96,706	3,758,003
Total current liabilities			34,572,970																	471,445	24,151,540
Other long-term liabilities			65,461																	137,455
Total liabilities			45,297,232																	608,900	33,417,306
Total liabilities and stockholders' equity			70,732,742																	608,900	53,726,784
Gain on Sale	2,000																						271,970	35,309	338,610
Sales Price (fair value)																													15,800,000
Transaction Fees																													(956,417)
Sales Price, net																													14,843,583
Book Value at July 31, 2014																													12,320,715
Gain on Sale																													2,522,868
Term of the Leaseback Agreement																													P15Y
Aggregate purchase price of real estate owned																													15,800,000
Security deposit held which will be released over time as certain targets are met																													4,400,000
Term of agreement																														15 years
Base quarterly rent in first year																														551,772
Percentage of annual increase thereafter in base quarterly rent of first year																														3.00%
Proceeds from dispositions	4,036,000																						1,333,857	497,458	657,360
Number of properties sold																									4			3
Net gain on sales of other assets		$ 99,633
Restricted common stock issued (in shares)													21,904,302
Restricted common stock issued (as a percent)													90.00%
Additional shares issuable under Share Exchange Agreement														25,240,676	25,240,676	25,240,676	25,240,676
Ratio of reverse stock split of outstanding shares of common stock						0.05
Authorized number of shares of common stock		250,000,000	250,000,000		5,000,000,000	250,000,000	5,000,000,000	5,000,000,000		250,000,000	490,000,000